Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stock Options [Abstract]
STOCK OPTIONS

NOTE 9 – STOCK OPTIONS

Pursuant to the terms on the employment agreement with Mr. Yakov he was granted 200,000 common stock options on January 1, 2019. The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.001 and expire in three years after each vest date. The aggregate fair value of the options totaled $39,814 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.001, 2.47% risk free rate, 104.8% volatility and expected life of the options of 4 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

A summary of the status of the Company's outstanding stock options and changes during the year is presented below:

Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	8,155,168	$0.0001	-
Granted	200,000	$0.001	-
Exercised	-	$-	-
Forfeited	-	$-	-
Options outstanding June 30, 2019	8,355,168	$0.0001	$3,340,872
Shares exercisable at June 30, 2019	1,657,702	$0.0001	$662,843

NOTE 11 – STOCK OPTIONS

On April 10, 2018, the Company entered into an employment agreement with its VP of Finance pursuant to which he was granted 7,955,168 common stock options. The grant shall vest at the rate of 1/5 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.0001 and expire in three years after each vest date. The aggregate fair value of the options totaled $1,192,535 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.0001, 2.43% risk free rate, 123.7% volatility and expected life of the options of 5 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

Pursuant to the terms on the employment agreement with Mr. Yakov he was granted 200,000 common stock options. The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.001 and expire in three years after each vest date. The aggregate fair value of the options totaled $39,812 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.001, 2.13% risk free rate, 123.7% volatility and expected life of the options of 4 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

For the year ended December 31, 2018
Stock Options	Shares	Weighted Average Exercise Price
Options outstanding at January 1	-	$-
Granted	8,155,168	$0.0001
Exercised	-	$-
Forfeited	-	$-
Options outstanding December 31	8,155,168	$0.0001
Shares exercisable at December 31	-	$-